Expense Example - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Materials Portfolio - VIP Materials Portfolio - Investor Class	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 74
3 years	230
5 years	401
10 years	$ 894